Segment Information (Revenues by Geographic Area) (Details) (Reportable Geographical Components [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
PRC [Member]
Segment Reporting Information [Line Items]
Revenues	$ 143,195	[1]	$ 55,241	[1]	$ 23,017	[1]
Overseas [Member]
Segment Reporting Information [Line Items]
Revenues	$ 53,507	[1]	$ 36,527	[1]	$ 17,654	[1]

[1]	Revenue are attributed to the countries in which the invoices are issued